Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Deferred financing costs		$ (384)
Total	5,666	33,132
Debt – current portion	5,666	21,191
Long-term debt – less current portion		11,941
Secured Notes [Member]
Debt Instrument [Line Items]
Secured notes	$ 5,666	$ 33,516